SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of information needed to compute basic and diluted earnings per share

	For the Three Months	For the Three Months	For the Nine Months	For the Nine Months
	Ended	Ended	Ended	Ended
	September	September 30,	September 30,	September 30,
	30, 2022	2021	2022	2021
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$(1,919,615)	$2,690,543	$(1,298,108)	$2,689,709
Denominator:
Basic weighted average shares outstanding	10,307,037	9,453,125	13,957,179	5,008,929
Basic net income (loss) per share	$(0.19)	$0.28	$(0.09)	$0.54
Diluted weighted average shares outstanding	10,307,037	9,672,826	13,957,179	5,356,456
Diluted net income (loss) per share	$(0.19)	$0.28	$(0.09)	$0.50

		For the period
		from June 23,
		2020 (inception)
	For the year	through
	ended December 31,	December 31,
	2021	2020
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$1,910,487	$(1,000)
Denominator:
Basic weighted average shares outstanding	7,732,021	2,750,000
Basic net income (loss) per common share	$0.25	$(0.00)
Diluted weighted average shares outstanding	7,991,952	2,750,000
Diluted net income (loss) per common share	$0.24	$(0.00)

New Dragonfly
Schedule of various classes of property and equipment and estimated useful lives

Office furniture and equipment	3 to 7 years
Vehicles	5 years
Machinery and equipment	3 to 7 years
Leasehold improvements	Remaining Term of Lease

Office furniture and equipment	3 to 7 years
Machinery and equipment	3 to 7 years
Leasehold improvements	Remaining Term of Lease

Schedule of disaggregated revenues by distribution channel

The following table presents our disaggregated revenues by distribution channel:

	For the Nine Months Ended September 30,
Sales	2022	2021
Retail	$35,211	$44,221
Distributor	6,544	6,910
Original equipment manufacture	24,287	6,690
Total	66,042	57,821

The following table present our disaggregated revenues by distribution channel:

Sales	2021	2020
Retail	$59,042	$33,314
Distributor	10,733	10,381
Original equipment manufacture	8,225	3,492
Total	$78,000	$47,187

Schedule of information needed to compute basic and diluted earnings per share

	September 30,	September 30,
	2022	2021
Basic (Loss) Earnings per common share
Net (Loss) Income	$(7,456)	$4,421
(Loss) Income available for distribution	(7,456)	4,421
Income allocated to participating securities	—	(1,469)
Net (Loss) Income available to common shareholders	$(7,456)	$2,952

	September 30,	September 30,
	2022	2021
Basic (loss) Earnings per common share:
Net (Loss) Income available to common shareholders	$(7,456)	$2,952
Weighted average number of common shares-basic	21,384,734	20,063,211
(Loss) Earnings per share, basic	$(0.35)	$0.15
Diluted (loss) earnings per common share:
Net (Loss) Income available to common shareholders	$(7,456)	$2,952
Weighted average number of common shares-basic	21,384,734	20,063,211
Dilutive effect related to stock options	—	1,862,894
Weighted average diluted shares outstanding	21,384,734	21,926,105
(Loss) Earnings per share, diluted	$(0.35)	$0.13

	December 31,	December 31,
	2021	2020
Basic Earnings per common share
Net Income	$4,338	$6,878
Income available for distribution	4,338	6,878
Income allocated to participating securities, Net	(1,405)	(2,290)
Income available to common shareholders	$2,933	$4,588

	December 31,	December 31,
	2021	2020
Basic earnings per common share:
Net Income available to common shareholders	$2,933	$4,588
Weighted average number of common shares-basic	20,101,129	20,040,470
Earnings per share, basic	$0.15	$0.23
Diluted earnings per common share:
Net Income available to common shareholders	$2,933	$4,588
Weighted average number of common shares-basic	20,101,129	20,040,470
Dilutive effect related to stock options	1,829,979	1,348,315
Weighted average diluted shares outstanding	21,931,108	21,388,785
Earnings per share, diluted	$0.13	$0.21